Conseco Fund Group

                          Classes A, B, C and Y Shares

                        Supplement Dated October 25, 2000
                      to the Prospectus dated June 27, 2000
                           as revised October 19, 2000


The following disclosure replaces the information for Andrew S. Hadland, under the heading titled "Portfolio managers of the Conseco Fund Group":

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FUND MANAGER               WITH CCM SINCE           PROFESSIONAL EXPERIENCE                 FUNDS
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
Maxwell E. Bublitz,             1987           o  Responsible for complete               o Conseco
CFA, FLMI                                         oversight of Conseco Capital             Science &
Chief Executive                                   Management, Inc.                         Technology
Officer and President                          o  Has served in multiple senior
Conseco Capital                                   positions throughout CCM including
Management, Inc.                                  research, trading, portfolio
                                                  management and asset-liability
Senior Vice                                       management since 1987
President, Conseco,                            o  Portfolio manager of other
Inc.                                              affiliated investment companies
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